Schedule of Maturities of Lease Liabilities (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
2024		$ 1,357
2025		1,326
2026		1,364
2027		1,402
2028		1,442
2029 and thereafter		7,711
Total lease payments		14,602
Less: interest		(5,846)
Total lease liabilities		8,756
Lease liabilities - short term		429	$ 857
Lease liabilities - long term		$ 8,327